INCOME TAXES - Components of Income Tax Provisions (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax benefit (provision)
Federal	$ 0	$ 8,559	$ 0	$ 0	$ 0
State	0	0	0	0	0
Foreign	(3,875)	286	(286)	(1,445)	0
Total current benefit	$ (3,875)	$ (8,273)	$ (286)	$ (1,445)	$ 0